ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

3.            ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

The Group’s accounts receivable as of December 31, 2020 and June 30, 2021 are as follows:

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2021	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	502	(375)	127
Accounts receivable from post facilitation service	5,825	(1,683)	4,142
Accounts receivable from referral services	10,797	—	10,797
Total	17,124	(2,058)	15,066

		Allowance for
	Accounts	uncollectible	Accounts
As of June 30, 2022	receivable	Accounts receivable	receivable, net
Accounts receivable from referral services	25,080	—	25,080
Total	25,080	—	25,080

The movement of allowance for uncollectible accounts receivables for the six months ended June 30, 2021 and 2022 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	June 30,
(unaudited)	2021	provision	period	2021
Accounts receivable from loan facilitation service	17,462	(10,043)	(7,382)	37
Accounts receivable from post facilitation service	3,958	1,758	(4,574)	1,142
Accounts receivable from referral services	1,836	—	(1,836)	—
Total	23,256	(8,285)	(13,792)	1,179

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	June 30,
	2022	provision	period	2022
Accounts receivable from loan facilitation service	375	—	(375)	—
Accounts receivable from post facilitation service	1,683	—	(1,683)	—
Total	2,058	—	(2,058)	—

3.           ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - continued

The Group’s contract assets as of December 31, 2021 and June 30, 2022 are as follows:

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2021	Contract assets	Contract assets	net
Contract assets from loan facilitation service	3,097,872	(287,397)	2,810,475
Contract assets from post facilitation service	282,767	(26,457)	256,310
Contract assets from referral services	238,877	—	238,877
Total	3,619,516	(313,854)	3,305,662

		Allowance for
		Uncollectible	Contract assets,
As of June 30, 2022	Contract assets	Contract assets	net
Contract assets from loan facilitation service	3,276,001	(299,395)	2,976,606
Contract assets from post facilitation service	463,530	(25,318)	438,212
Contract assets from referral services	351,395	—	351,395
Total	4,090,926	(324,713)	3,766,213

The movement of allowance for uncollectible contract assets for the six months ended June 30, 2021 and 2022 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	June 30,
(unaudited)	2021	provision	period	2021
Contract assets from loan facilitation service	222,526	64,947	(40,576)	246,897
Contract assets from post facilitation service	10,045	21,913	(15,392)	16,566
Total	232,571	86,860	(55,968)	263,463

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	June 30,
	2022	provision	period	2022
Contract assets from loan facilitation service	287,397	77,952	(65,954)	299,395
Contract assets from post facilitation service	26,457	25,673	(26,812)	25,318
Total	313,854	103,625	(92,766)	324,713

The Group’s accounts receivable and contract assets generated from related parties and recorded in amounts due from related parties as of December 31, 2021 and June 30, 2022 are as follows:

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2021	assets	and contract assets	assets, net
Contract assets from loan facilitation service	953,846	(120,208)	833,638
Contract assets from post facilitation service	5,178	(1,809)	3,369
Total	959,024	(122,017)	837,007

3.           ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - continued

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of June 30, 2022	assets	and contract assets	assets, net
Contract assets from loan facilitation service	592,384	(118,719)	473,665
Contract assets from post facilitation service	15,762	(6,457)	9,305
Contract assets from referral services	54,116	—	54,116
Total	662,262	(125,176)	537,086

The movement of allowance for uncollectible accounts receivables and contract assets generated from related parties and recorded in amounts due from related parties for the six months ended June 30, 2021 and 2022 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	June 30,
(unaudited)	2021	provision	period	2021
Contract assets from loan facilitation service	8,072	77,069	(1,497)	83,644
Contract assets from post facilitation service	227	1,473	(1,531)	169
Total	8,299	78,542	(3,028)	83,813

The movement of allowance for uncollectible accounts receivables and contract assets generated from related parties and recorded in amounts due from related parties for the six months ended June 30, 2021 and 2022 are as follows: - continued

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	June 30,
	2022	provision	period	2022
Contract assets from loan facilitation service	120,208	5,594	(7,083)	118,719
Contract assets from post origination service	1,809	7,806	(3,158)	6,457
Total	122,017	13,400	(10,241)	125,176

As of December 31, 2021 and June 30, 2022, the principal of accounts receivable and contract assets by year of origination:

	2021	2020	2019	Total
As of December 31, 2021
Loan facilitation service	2,708,137	390,236	—	3,098,373
Post origination service	249,726	38,867	—	288,593
Referral service	249,674	—	—	249,674
Total	3,207,537	429,103	—	3,636,640

	2022	2021	2020	Total
As of June 30, 2022
Loan facilitation service	2,447,427	742,111	86,463	3,276,001
Post origination service	433,153	15,378	14,999	463,530
Referral service	376,475	—	—	376,475
Total	3,257,055	757,489	101,462	4,116,006

The past-due balance of the Group’s accounts receivable as of December 31, 2021 and June 30, 2022 are immaterial.

3.            ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

The Group’s accounts receivable as of December 31, 2021 and September 30, 2022 are as follows:

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2021	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	502	(375)	127
Accounts receivable from post facilitation service	5,825	(1,683)	4,142
Accounts receivable from referral services	10,797	—	10,797
Total	17,124	(2,058)	15,066

		Allowance for
	Accounts	uncollectible	Accounts
As of September 30, 2022	receivable	Accounts receivable	receivable, net
Accounts receivable from referral services	10,903	—	10,903
Total	10,903	—	10,903

The movement of allowance for uncollectible accounts receivables for the nine months ended September 30, 2021 and 2022 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	September 30,
	2021	provision	period	2021
Accounts receivable from loan facilitation service	17,462	(10,904)	(6,091)	467
Accounts receivable from post facilitation service	3,958	1,845	(4,082)	1,720
Accounts receivable from referral services	1,836	—	(1,836)	—
Total	23,256	(9,059)	(12,009)	2,187

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	September 30,
	2022	provision	period	2022
Accounts receivable from loan facilitation service	375	—	(375)	—
Accounts receivable from post facilitation service	1,683	—	(1,683)	—
Total	2,058	—	(2,058)	—

The Group’s contract assets as of December 31, 2021 and September 30, 2022 are as follows:

		Allowance for
		Uncollectible	Contract
As of December 31, 2021	Contract assets	Contract assets	assets, net
Contract assets from loan facilitation service	3,097,872	(287,397)	2,810,475
Contract assets from post facilitation service	282,767	(26,457)	256,310
Contract assets from referral services	238,877	—	238,877
Total	3,619,516	(313,854)	3,305,662

		Allowance for
		Uncollectible	Contract
As of September 30, 2022	Contract assets	Contract assets	assets, net
Contract assets from loan facilitation service	3,130,934	(297,032)	2,833,902
Contract assets from post facilitation service	364,824	(22,901)	341,923
Contract assets from referral services	220,561	—	220,561
Total	3,716,319	(319,933)	3,396,386

The movement of allowance for uncollectible contract assets for the nine months ended September 30, 2021 and 2022 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	September 30,
	2021	provision	period	2021
Contract assets from loan facilitation service	222,526	132,648	(73,934)	281,240
Contract assets from post facilitation service	10,045	34,908	(27,959)	16,994
Total	232,571	167,556	(101,893)	298,234

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	September 30,
	2022	provision	period	2022
Contract assets from loan facilitation service	287,397	118,281	(108,646)	297,032
Contract assets from post facilitation service	26,457	41,335	(44,891)	22,901
Total	313,854	159,616	(153,537)	319,933

The Group’s contract assets generated from related parties and recorded in amounts due from related parties as of December 31, 2021 and September 30, 2022 are as follows:

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2021	assets	and contract assets	assets, net
Contract assets from loan facilitation service	953,846	(120,208)	833,638
Contract assets from post facilitation service	5,178	(1,809)	3,369
Total	959,024	(122,017)	837,007

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of September 30, 2022	assets	and contract assets	assets, net
Contract assets from loan facilitation service	443,777	(101,661)	342,116
Contract assets from post facilitation service	18,051	(6,206)	11,845
Contract assets from referral services	25,058	—	25,058
Total	486,886	(107,867)	379,019

The movement of allowance for uncollectible accounts receivables and contract assets generated from related parties and recorded in amounts due from related parties for nine months ended September 30, 2021 and 2022 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	September 30,
	2021	provision	period	2021
Contract assets from loan facilitation service	8,072	122,560	(5,209)	125,423
Contract assets from post facilitation service	227	5,145	(4,778)	594
Total	8,299	127,705	(9,987)	126,017

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	period net	the current	September 30,
	2022	provision	period	2022
Contract assets from loan facilitation service	120,208	(1,012)	(17,535)	101,661
Contract assets from post facilitation service	1,809	12,183	(7,786)	6,206
Total	122,017	11,171	(25,321)	107,867

As of December 31, 2021 and September 30, 2022, the principal of accounts receivable and contract assets by year of origination:

	2021	2020	Total
As of December 31, 2021
Loan facilitation service	2,708,137	390,236	3,098,373
Post facilitation service	249,726	38,867	288,593
Referral Service	249,674	—	249,674
Total	3,207,537	429,103	3,636,640

	2022	2021	2020	Total
As of September 30, 2022
Loan facilitation service	2,744,208	369,128	17,598	3,130,934
Post facilitation service	340,980	16,338	7,506	364,824
Referral Service	231,464	—	—	231,464
Total	3,316,652	385,466	25,104	3,727,222

The past-due balance of the Group’s accounts receivable as of December 31, 2021 and September 30, 2022 are immaterial.

The Group did not recognize any contract liabilities during the periods presented. The amount of the transaction price allocated to performance obligations that are unsatisfied as of December 31, 2021 and September 30, 2022, are RMB1,637,484 and RMB1,639,375, respectively, all of which pertain to post-origination service. Remaining unsatisfied performance obligations that will be recognized as revenue by the Group within the following 12 months are 88% and 79% of the remaining performance obligations as of December 31, 2021 and September 30, 2022, respectively, with the remainder recognized thereafter.